Note 8 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying Value And Fair Value Assets Line Items
Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Cash cash balances at central banks and other demand deposits [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	65,520,000,000	44,303,000,000	58,196,000,000
Cash cash balances at central banks and other demand deposits [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	65,520,000,000	44,303,000,000	58,196,000,000
Financial Assets Held For Trading [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	108,257,000,000	101,735,000,000	89,103,000,000
Financial Assets Held For Trading [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	108,257,000,000	101,735,000,000	89,103,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	5,198,000,000	5,557,000,000	5,135,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	5,198,000,000	5,557,000,000	5,135,000,000
Financial assets designated at fair value through profit or loss [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,117,000,000	1,214,000,000	1,313,000,000
Financial assets designated at fair value through profit or loss [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	1,117,000,000	1,214,000,000	1,313,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	69,440,000,000	61,183,000,000	56,337,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	69,440,000,000	61,183,000,000	56,337,000,000
Financial Assets At Amortised Cost Member | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	367,668,000,000	439,162,000,000	419,660,000,000
Financial Assets At Amortised Cost Member | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	374,267,000,000	442,788,000,000	419,857,000,000
Derivatives Hedge accounting [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,991,000,000	1,729,000,000	2,892,000,000
Derivatives Hedge accounting [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Financial Assets at fair value	€ 1,991,000,000	€ 1,729,000,000	€ 2,892,000,000